BLACKROCK MUNIVEST FUND II, INC. (the
"Fund")

File No. 811-07478

Item G.1.b.ii: Instruments defining the rights of the holders of any new or amended class of securities

A copy of the Fund's Articles of Amendment
Amending the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable
Rate Muni Term Preferred Shares is attached under
Item G.1.b.i.